Acquisition of Clear RF LLC - Schedule of aggregate amount of the total acquisition consideration and Purchase Price (Parenthetical) (Details)	Dec. 31, 2021 $ / Customers $ / shares	Nov. 30, 2020 $ / shares	Sep. 29, 2020 $ / shares
Disclosure of detailed information about business combination [abstract]
Number of instruments or interests issued or issuable | $ / Customers	23,949
Par value per share | $ / shares	$ 8.14	$ 5.99	$ 4.73